Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating ROU assets	$ 4,700,000
Operating lease liabilities	4,800,000
Rent expense	$ 804,000	$ 976,000	$ 703,000
Lease term	15 years